Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Other Liabilities Disclosure [Abstract]
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in millions):

	September 30, 2013	December 31, 2012
Product returns	$45.4	$46.0
Rebates, credits and discounts due to customers	16.0	10.3
Taxes payable	9.9	8.7
Insurance	8.7	9.2
Bonuses and profit sharing	5.7	5.7
Vacation pay	4.8	4.4
Interest	4.5	13.2
Salaries and wages	3.6	2.6
Professional fees	2.4	3.5
Restructuring reserves	1.1	2.2
Other	9.2	9.7

	$111.3	$115.5